Financial (Income) and Expenses (Details) - Schedule of Financial (Income) and Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial (Income) and Expenses [Abstract]
Revaluation of financial liabilities at fair value through profit or loss	$ (306)	$ (108)	$ 3,995
Interest on financial liabilities			59
Foreign currency transaction income	(233)	530	113
Finance expense in respect of lease liability		(143)	42
Others	10	(4)	21
Total expenses (Income)	$ (529)	$ 275	$ 4,230